UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22255

EGA Emerging Global Shares Trust

(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue Ridgewood, NJ 07450 (Address of principal executive offices)	07450 (Zip code)

Robert C. Holderith
171East Ridgewood Avenue
Ridgewood, NJ 07450
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-201-389-6872

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
TITANS COMPOSITE INDEX FUND

June 30, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 76.9%
Brazil - 2.2%
BRF - Brasil Foods SA*	13,400	$176,337
Centrais Eletricas Brasileiras SA*	5,500	73,537
Companhia de Bebidas das Americas*	34	3,462
Companhia Siderurgica Nacional SA	15,400	226,408
Diagnosticos da America SA*	5,100	48,043
Itausa - Investimentos Itau SA	876	5,234

Total Brazil		533,021

Chile - 0.9%
Empresa Nacional de Electricidad SA ADR	2,385	110,139
Empresas Copec SA	194	3,044
Enersis SA ADR	5,385	107,215

Total Chile		220,398

China - 22.4%
Baidu, Inc. ADR*	3,226	219,626
Bank of China Ltd. Class H	1,194,930	609,192
BYD Co. Ltd. Class H	12,300	92,086
China Communications Construction Co., Ltd. Class H	88,000	81,365
China Construction Bank Corp. Class H	1,116,350	908,890
China Life Insurance Co., Ltd. Class H	154,000	685,244
China Petroleum & Chemical Corp. Class H	562,080	458,346
China Shenhua Energy Co., Ltd. Class H	71,500	261,681
China Telecom Corp., Ltd. Class H	286,000	138,094
Ctrip.com International Ltd. ADR*	2,612	98,107
Dongfeng Motor Group Co., Ltd. Class H	46,000	54,228
Industrial and Commercial Bank of China, Ltd. Class H	1,630,680	1,197,805
Mindray Medical International, Ltd. ADR	1,721	54,074
NetEase.com, Inc. ADR*	1,189	37,703
PetroChina Co., Ltd. Class H	440,000	495,534
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	7,900	34,696
Sina Corp. ADR*	1,691	59,625
Sohu.com, Inc.*	657	26,996

Total China		5,513,292

Czech Republic - 0.6%
CEZ AS	3,449	141,585

Egypt - 0.3%
Orascom Construction Industries	1,760	70,276

Hungary - 0.2%
Richter Gedeon Nyrt.	275	49,037

India - 13.6%
Dr. Reddys Laboratories, Ltd. ADR	2,586	79,778
ICICI Bank, Ltd. ADR	8,309	300,287
Infosys Technologies, Ltd. ADR	16,412	983,243
Larsen & Toubro, Ltd. GDR	15,101	585,768
Ranbaxy Laboratories, Ltd. GDR*	3,366	33,458
Reliance Industries, Ltd. GDR 144A	27,824	1,299,381
Wipro, Ltd. ADR	6,061	72,732

Total India		3,354,647

Indonesia - 2.2%
Astra International Tbk PT	44,000	234,440
Perusahaan Gas Negara PT	251,000	107,295
Telekomunikasi Indonesia Tbk PT	230,000	195,367

Total Indonesia		537,102

Malaysia - 2.1%
Genting Berhad	48,300	106,223
IOI Corp. Berhad	127,393	197,139
Sime Darby Berhad	48,000	118,610
Tenaga Nasional Berhad	37,300	96,894

Total Malaysia		518,866

Mexico - 8.2%
America Movil SAB de CV Series L	468,261	1,112,104
Cemex SAB de CV Series CPO*	172,120	167,519
Fomento Economico Mexicano SAB de CV Series UB	46,900	203,479
Grupo Bimbo SAB de CV Series A	13,200	95,278
Grupo Televisa SA Series CPO	52,400	183,825
Wal-Mart de Mexico SAB de CV Series V	116,000	257,940

Total Mexico		2,020,145

Netherlands - 0.4%
Vimpelcom Ltd. ADR*	6,500	105,170

Philippines - 0.3%
Philippine Long Distance Telephone Co.	1,700	88,016

Poland - 0.1%
Asseco Poland SA	1,326	21,203

Russia - 12.9%
Gazprom OAO ADR	64,928	1,239,476
LUKOIL OAO ADR	8,305	431,029
Magnit OJSC GDR*	6,400	110,656
Mining and Metallurgical Company Norilsk Nickel ADR	19,072	276,925
Mobile TeleSystems ADR	9,075	173,877
Rosneft Oil Co. GDR	52,821	326,434
Surgutneftegas ADR	70,572	623,151

Total Russia		3,181,548

South Africa - 10.5%
AngloGold Ashanti, Ltd.	7,213	312,342
Aspen Pharmacare Holdings, Ltd.*	6,534	64,864
Bidvest Group, Ltd.*	8,122	129,144
Gold Fields, Ltd.	14,208	192,386
Impala Platinum Holdings, Ltd.	19,049	447,288
MTN Group, Ltd.	21,909	288,660
Naspers, Ltd. N Shares	5,665	192,065
Netcare, Ltd.*	25,304	42,582
Remgro, Ltd.	8,957	110,604
Sasol, Ltd.	9,281	332,459
Shoprite Holdings Ltd.	6,400	69,170
Standard Bank Group, Ltd.	24,629	328,963
Tiger Brands, Ltd.*	2,953	65,583

Total South Africa		2,576,110

TOTAL COMMON STOCKS
(cost: $20,436,019)		18,930,416

See notes to schedule of investments.

Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
TITANS COMPOSITE INDEX FUND

June 30, 2010 (Unaudited)

Investments	Shares	Value

PREFERRED STOCKS - 20.9%
Brazil - 20.9%
Banco Bradesco SA	36,580	$576,351
Companhia de Bebidas das Americas	3,300	328,810
Companhia Energetica de Minas Gerais	8,350	120,907
Gerdau SA*	13,200	173,925
Itau Unibanco Holding SA	61,690	1,113,671
Itausa - Investimentos Itau SA	93,500	558,666
Petroleo Brasileiro SA	64,300	961,735
Tele Norte Leste Participacoes SA	5,500	82,447
Ultrapar Participacoes SA	2,200	105,087
Usinas Siderurgicas de Minas Gerais SA Class A*	5,500	147,379
Vale SA Class A*	41,330	875,898
VIVO Participacoes SA	3,800	98,895

TOTAL PREFERRED STOCKS
(cost: $5,719,600)		5,143,771

TOTAL INVESTMENTS IN SECURITIES - 97.8%
(Cost: $26,155,619)		24,074,187
Other Assets in Excess of Liabilities - 2.2%		534,019

Net Assets- 100.0%		$24,608,206

*	Non-income producing security.
ADR	American Depositary Receipts.
GDR	Global Depositary Receipts.
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

See notes to schedule of investments.

Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
ENERGY TITANS INDEX FUND

June 30, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 93.9%
Chile - 2.8%
Empresas Copec SA	15,260	$239,420

China - 14.4%
China Oilfield Services, Ltd. Class H	100,555	118,928
China Petroleum & Chemical Corp. Class H	544,066	443,657
PetroChina Co., Ltd. Class H	453,460	510,693
Suntech Power Holdings Co., Ltd. ADR*	18,523	169,856

Total China		1,243,134

Colombia - 4.8%
Ecopetrol SA ADR	14,310	410,268

Hong Kong - 7.7%
CNOOC Ltd.	384,800	661,169

Hungary - 3.9%
MOL Hungarian Oil And Gas PLC*	4,015	334,679

India - 10.3%
Reliance Industries, Ltd. GDR 144A	19,014	887,954

Poland - 5.5%
Polski Koncern Naftowy Orlen SA*	29,056	305,260
Polskie Gornictwo Naftowe I Gazownictwo SA	177,777	173,189

Total Poland		478,449

Russia - 29.8%
Gazprom OAO ADR	30,272	577,892
LUKOIL OAO ADR	7,773	403,419
NovaTek OAO GDR	3,586	259,268
Rosneft Oil Co. GDR	51,206	316,453
Surgutneftegas ADR	81,628	720,775
Tatneft ADR	10,270	289,614

Total Russia		2,567,421

South Africa - 4.3%
Sasol, Ltd.	10,413	373,009

Thailand - 9.7%
PTT Aromatics & Refining PCL	143,828	112,123
PTT Exploration & Production PCL	69,465	307,756
PTT PCL	49,889	378,904
Thai Oil PCL	24,646	33,670

Total Thailand		832,453

Turkey - 0.7%
Tupras-Turkiye Petrol Rafinerileri AS	3,330	60,995

TOTAL COMMON STOCKS
(cost: $8,035,628)		8,088,951

PREFERRED STOCK - 5.9%
Brazil - 5.9%
Petroleo Brasileiro SA	33,630	$503,004

TOTAL PREFERRED STOCKS
(cost: $601,386)		503,004

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $8,637,014)		8,591,955
Other Assets in Excess of Liabilities - 0.2%		20,271

Net Assets- 100.0%		$8,612,226

*	Non-income producing security.
ADR	American Depositary Receipts.
GDR	Global Depositary Receipts.
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

See notes to schedule of investments.

Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
METALS & MINING TITANS INDEX FUND

June 30, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 80.2%
Brazil - 5.1%
Companhia Siderurgica Nacional SA	80,780	$1,187,612

China - 19.6%
Aluminum Corp. of China, Ltd. Class H*	717,264	554,494
Angang Steel Co., Ltd. Class H	233,242	281,550
China Coal Energy Co. Class H	632,267	803,005
China Shenhua Energy Co., Ltd. Class H	367,519	1,345,074
Jiangxi Copper Co., Ltd. Class H	268,641	507,120
Yanzhou Coal Mining Co., Ltd. Class H	350,720	687,285
Zijin Mining Group Co., Ltd. Class H	518,600	390,258

Total China		4,568,786

India - 7.1%
Sterlite Industries India Ltd. ADR	117,084	1,667,276

Indonesia - 3.5%
Bumi Resources Tbk PT	3,969,590	823,258

Mexico - 4.6%
Grupo Mexico SAB de CV Series B	445,625	1,061,802

Poland - 2.1%
KGHM Polska Miedz SA	18,700	490,597

Russia - 15.6%
Mining and Metallurgical Company Norilsk Nickel ADR	118,380	1,718,878
Novolipetsk Steel GDR*	19,951	518,726
Polyus Gold ADR	35,993	989,807
Severstal GDR*	40,889	400,712

Total Russia		3,628,123

South Africa - 21.4%
Anglo Platinum Ltd.*	9,907	942,133
AngloGold Ashanti, Ltd.	33,389	1,445,835
Gold Fields, Ltd.	69,959	947,291
Impala Platinum Holdings, Ltd.	70,223	1,648,900

Total South Africa		4,984,159

Turkey - 1.2%
Eregli Demir ve Celik Fabrikalari TAS*	113,774	290,319

TOTAL COMMON STOCKS
(cost: $19,344,984)		18,701,932

PREFERRED STOCKS - 19.2%
Brazil - 19.2%
Gerdau SA*	71,140	937,351
Metalurgica Gerdau SA*	36,519	596,663
Usinas Siderurgicas de Minas Gerais SA Class A*	40,604	1,088,029
Vale SA Class A*	88,299	1,871,302

TOTAL PREFERRED STOCKS
(cost: $4,658,229)		4,493,345

TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Cost: $24,003,213)		23,195,277
Other Assets in Excess of Liabilities - 0.6%		135,491

Net Assets- 100.0%		$23,330,768

*	Non-income producing security.
ADR	American Depositary Receipts.
GDR	Global Depositary Receipts.

See notes to schedule of investments.

Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
FINANCIALS TITANS INDEX FUND

June 30, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 85.8%
Brazil - 4.1%
Banco do Brasil SA	20,500	$284,213
Banco Santander Brasil SA	13,400	138,275
Itausa - Investimentos Itau SA	280	1,673

Total Brazil		424,161

China - 38.7%
Bank of China Ltd. Class H	1,179,890	601,525
Bank of Communications Co., Ltd. Class H	170,000	180,978
China Construction Bank Corp. Class H	927,100	754,809
China Life Insurance Co., Ltd. Class H	165,960	738,462
China Merchants Bank Co., Ltd. Class H	127,275	308,906
Industrial and Commercial Bank of China, Ltd. Class H	1,398,240	1,027,068
Ping An Insurance Group Co. of China Ltd. Class H	51,800	428,055

Total China		4,039,803

Hong Kong - 2.0%
BOC Hong Kong Holdings Ltd.	89,200	204,582

Hungary - 1.9%
OTP Bank Nyrt.*	9,867	202,018

India - 12.7%
HDFC Bank Ltd. ADR	2,300	328,831
ICICI Bank, Ltd. ADR	13,951	504,189
State Bank of India, Ltd. GDR	4,916	491,108

Total India		1,324,128

Malaysia - 5.0%
CIMB Group Holdings Berhad	140,200	303,135
Malayan Banking Berhad	91,300	213,198

Total Malaysia		516,333

Poland - 4.1%
Bank Pekao SA	3,637	168,003
Powszechna Kasa Oszczednosci Bank Polski SA	24,259	261,831

Total Poland		429,834

South Africa - 10.6%
ABSA Group, Ltd.	18,054	286,125
FirstRand, Ltd.	75,415	177,672
Sanlam, Ltd.	74,287	221,530
Standard Bank Group, Ltd.	31,137	415,888

Total South Africa		1,101,215

Turkey - 6.7%
Akbank TAS	32,657	157,795
Turkiye Garanti Bankasi AS	79,022	331,910
Turkiye Is Bankasi Class C	67,033	209,578

Total Turkey		699,283

TOTAL COMMON STOCKS
(cost: $9,252,465)		8,941,357

PREFERRED STOCKS - 13.7%
Brazil - 13.7%
Banco Bradesco SA	40,880	644,101
Itau Unibanco Holding SA	22,610	408,171
Itausa - Investimentos Itau SA	63,890	381,745
TOTAL PREFERRED STOCKS

(cost: $1,571,533)		1,434,017

RIGHTS - 0.1%
China - 0.1%

Bank of Communications Co., Ltd.*#	25,500	10,217
TOTAL RIGHTS

(cost: $0)		10,217

TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost: $10,823,998)		10,385,591

Other Assets in Excess of Liabilities - 0.4%		39,377

Net Assets- 100.0%		$10,424,968

*	Non-income producing security.
#	Level 2 security.
ADR	American Depositary Receipts.
GDR	Global Depositary Receipts.

See notes to schedule of investments.

Schedule of Investments

EMERGING GLOBAL SHARES INDXX
CHINA INFRASTRUCTURE INDEX FUND

June 30, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 97.9%
Construction & Engineering - 15.2%
China Communications Construction Co., Ltd. Class H	449,000	$415,146
China Railway Construction Corp., Ltd. Class H	362,500	458,993
China Railway Group, Ltd. Class H*	565,000	365,679

Total Construction & Engineering		1,239,818

Construction Materials - 5.4%
China National Building Material Co., Ltd. Class H	193,600	311,763
China Shanshui Cement Group	300,000	134,452

Total Construction Materials		446,215

Diversified Telecommunication Services - 8.3%
China Communications Services Corp., Ltd. Class H	454,000	221,545
China Telecom Corp., Ltd. Class H	945,600	456,580

Total Diversified Telecommunication Services		678,125

Electrical Equipment - 7.0%
China High Speed Transmission Equipment Group Co., Ltd.	154,000	327,493
Shanghai Electric Group Co. Ltd. Class H*	546,000	244,703

Total Electrical Equipment		572,196

Independent Power Producers & Energy Traders - 8.9%
Datang International Power Generation Co., Ltd. Class H	790,000	322,608
Huaneng Power International, Inc. Class H	694,000	413,522

Total Independent Power Producers & Energy Traders		736,130

Machinery - 1.8%
China National Materials Co., Ltd. Class H	246,000	149,739

Metals & Mining - 18.5%
Aluminum Corp. of China, Ltd. Class H*	436,000	337,058
Angang Steel Co., Ltd. Class H	198,000	239,009
China Molybdenum Co., Ltd. Class H	227,000	128,554
Fosun International	264,500	186,814
Hidili Industry International Development, Ltd.*	174,000	130,045
Hunan Non-Ferrous Metal Corp., Ltd. Class H*	310,000	102,310
Jiangxi Copper Co., Ltd. Class H	205,000	386,984

Total Metals & Mining		1,510,774

Real Estate Management & Development - 21.4%
Agile Property Holdings Ltd.	340,400	353,638
Country Garden Holdings Co.	917,500	246,249
E-House China Holdings, Ltd. ADS	7,289	107,950
Guangzhou R&F Properties Co. Ltd. Class H	237,200	304,300
Renhe Commercial Holdings	1,002,000	209,738
Shui On Land, Ltd.	647,500	281,878
Soho China, Ltd.	438,000	256,484

Total Real Estate Management & Development		1,760,237

Semiconductors & Semiconductor Equipment - 6.1%
Suntech Power Holdings Co., Ltd. ADR*	31,086	285,059
Yingli Green Energy Holding Co., Ltd. ADR*	20,747	211,204

Total Semiconductors & Semiconductor Equipment		496,263

Transportation Infrastructure - 5.3%
Beijing Capital International Airport Co., Ltd. Class H	366,000	217,142
Jiangsu Expressway Co., Ltd. Class H	234,000	213,051

Total Transportation Infrastructure		430,193

TOTAL INVESTMENTS IN SECURITIES - 97.9%
(Cost: $8,767,379)		8,019,690

Other Assets in Excess of Liabilities - 2.1%		171,465

Net Assets- 100.0%		$8,191,155

*	Non-income producing security.
ADR	American Depositary Receipts.
ADS	American Depositary Shares.

See notes to schedule of investments.

Schedule of Investments (concluded)

EMERGING GLOBAL SHARES INDXX
BRAZIL INFRASTRUCTURE INDEX FUND

June 30, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 67.0%
Aerospace & Defense - 4.3%
Empresa Brasileira de Aeronautica SA	205,700	$1,072,721

Air Freight & Logistics - 0.4%
Log-In Logistica Intermodal SA*	25,900	96,272

Construction Materials - 1.1%
Magnesita Refratarios SA*	47,000	278,741

Electric Utilities - 10.5%
Centrais Eletricas Brasileiras SA*	75,400	1,008,122
Companhia Energetica de Minas Gerais	66,020	711,661
CPFL Energia SA	41,600	913,931

Total Electric Utilities		2,633,714

Independent Power Producers & Energy Traders - 4.4%
Tractebel Energia SA	93,600	1,095,678

Machinery - 5.2%
Lupatech SA*	12,900	151,222
Weg SA	125,200	1,162,050

Total Machinery		1,313,272

Metals & Mining - 13.8%
Companhia Siderurgica Nacional SA	77,200	1,134,979
Gerdau SA*	114,400	1,102,429
Vale SA*	50,400	1,221,903

Total Metals & Mining		3,459,311

Real Estate Management & Development - 1.9%
BR Malls Participacoes SA	36,400	479,006

Road & Rail - 1.7%
Localiza Rent a Car SA	36,400	419,433

Transportation Infrastructure - 10.3%
Companhia de Concessoes Rodoviarias	69,200	1,420,472
LLX Logistica SA*	221,000	903,617
Obrascon Huarte Lain Brasil SA	10,400	241,753

Total Transportation Infrastructure		2,565,842

Water Utilities - 5.5%
Companhia de Saneamento Basico do Estado de Sao Paulo*	52,000	1,059,617
Companhia de Saneamento de Minas Gerais*	23,400	324,549

Total Water Utilities		1,384,166

Wireless Telecommunication Services - 7.9%
Tim Participacoes SA*	187,400	751,679
VIVO Participacoes SA ADR	47,587	1,233,455

Total Wireless Telecommunication Services		1,985,134

TOTAL COMMON STOCKS
(cost: $18,465,683)		16,783,290

PREFERRED STOCKS - 32.0%
Diversified Telecommunication Services - 9.9%
Brasil Telecom SA*	135,300	908,255
Telemar Norte Leste SA Class A	36,400	989,312
Telesp - Telecomunicacoes de Sao Paulo SA	28,600	581,361

Total Diversified Telecommunication Services		2,478,928

Gas Utilities - 2.8%
Companhia de Gas de Sao Paulo Class A	36,400	703,767
Companhia de Gas de Sao Paulo Class B*#	89	1,721

Total Gas Utilities		705,488

Independent Power Producers & Energy Traders - 8.5%
AES Tiete SA	103,100	1,180,574
CESP - Companhia Energetica de Sao Paulo Class B	69,300	946,171

Total Independent Power Producers & Energy Traders		2,126,745

Machinery - 1.5%
Randon SA Implemetos e Participacoes	66,900	375,605

Media - 3.8%
Net Servicos de Comunicacao SA*	101,800	958,417

Oil, Gas & Consumable Fuels - 5.5%
Ultrapar Participacoes SA	28,600	1,366,136

TOTAL PREFERRED STOCKS
(cost: $8,406,271)		8,011,319

TOTAL INVESTMENTS IN SECURITIES - 99.0%
(Cost: $26,871,954)		24,794,609
Other Assets in Excess of Liabilities - 1.0%		259,213

Net Assets- 100.0%		$25,053,822

*	Non-income producing security.
#	Level 2 security.
ADR	American Depositary Receipts.

See notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

FEDERAL INCOME TAX MATTERS

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Funds	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Emerging Global Shares Dow
Jones Emerging Markets Titans
Composite Index Fund	$26,322,587	$317,275	$(2,565,675)	$(2,248,400)

Emerging Global Shares Dow
Jones Emerging Markets Energy
Titans Index Fund	8,666,462	458,728	(533,235)	(74,507)

Emerging Global Shares Dow
Jones Emerging Markets Metals &
Mining Titans Index Fund	24,032,924	926,892	(1,764,539)	(837,647)

Emerging Global Shares Dow
Jones Emerging Markets
Financials Titans Index Fund	10,903,516	144,715	(662,640)	(517,925)

Emerging Global Shares INDXX
China Infrastructure Index Fund	8,767,379	63,801	(811,490)	(747,689)

Emerging Global Shares INDXX
Brazil Infrastructure Index Fund	26,872,777	218,842	(2,297,010)	(2,078,168)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM (“ASC”) 820-10-65-4 (formerly FAS 157-4) establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Funds utilized various inputs in determining the value of each Fund’s investments. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. Also included is guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities carried at fair value:

	Quoted Prices in Active Market (Level 1)		Other Significant Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Funds	Common Stock	Preferred Stocks	Common stock	Rights		Total

Emerging Global Shares
Dow Jones Emerging
Markets Titans Composite
Index Fund *	$18,930,416	$5,143,771	$–	$–	$–	$24,074,187

Emerging Global Shares
Dow Jones Emerging
Markets Energy Titans
Index Fund *	8,088,951	503,004	–	–	–	8,591,955

Emerging Global Shares
Dow Jones Emerging
Markets Metals & Mining
Titans Index Fund *	18,701,932	4,493,345	–	–	–	23,195,277

Emerging Global Shares
Dow Jones Emerging
Markets Financials Titans
Index Fund *	8,941,357	1,434,017	–	10,217	–	10,385,591

Emerging Global Shares
INDXX China Infrastructure
Index Fund**	8,019,690	–	–	–	–	8,019,690

Emerging Global Shares
INDXX Brazil
Infrastructure Index Fund **	16,783,290	8,009,598	1,721	–	–	24,794,609

*	Please refer to the schedule of investments to view securities segregated by country.
**	Please refer to the schedule of investments to view securities segregated by industry type.

Transfers between Level 1 and 2 securities are deemed to be insignificant and do not require further disclosure. The Funds did not hold any Level 3 securities during the periods reported.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EGA Emerging Global Shares Trust

By:	/s/ Robert C. Holderith Robert C. Holderith Chief Executive Officer

Date: August 26, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert C. Holderith Robert C. Holderith Chief Executive Officer

Date: August 26, 2010

By:	/s/ Thomas A. Carter Thomas A. Carter Chief Financial Officer

Date: August 26, 2010